Consolidated Statements of Operations and Comprehensive Loss	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 SGD ($) $ / shares shares	Dec. 31, 2022 SGD ($) $ / shares shares	Dec. 31, 2021 SGD ($) $ / shares shares
Operating revenues
Total operating revenues	$ 3,793,293	$ 5,004,493	$ 7,025,592	$ 4,381,683
Cost of revenues
Total cost of revenues	(2,489,836)	(3,284,841)	(4,708,678)	(1,995,622)
Gross profit	1,303,457	1,719,652	2,316,914	2,386,061
Operating expenses
Technology and development expenses	(989,096)	(1,304,914)	(1,767,730)	(1,449,065)
Selling and marketing expenses	(1,362,111)	(1,797,033)	(1,926,003)	(1,717,470)
General and administrative expenses	(3,002,074)	(3,960,636)	(1,854,521)	(1,563,599)
Total operating expenses	(5,353,281)	(7,062,583)	(5,548,254)	(4,730,134)
Loss from operations	(4,049,824)	(5,342,931)	(3,231,340)	(2,344,073)
Other income (expense):
Stock-based compensation	(407,607)	(537,756)
Interest income	80,363	106,023	3,985	10,262
Interest expense	(24,025)	(31,696)	(39,152)	(49,926)
Government grants	19,532	25,769	248,067	492,404
Foreign exchange (loss) income	200,384	264,367	(55,626)	(3,065)
Other income, net			25	1,123
Other Nonoperating Income (Expense)			(25)	(1,123)
Total other income (expense), net	(131,353)	(173,293)	157,299	450,798
LOSS BEFORE INCOME TAXES	(4,181,177)	(5,516,224)	(3,074,041)	(1,893,275)
Income tax expense
NET LOSS	(4,181,177)	(5,516,224)	(3,074,041)	(1,893,275)
Less: Net loss attributable to non-controlling interest	(35,241)	(46,494)	(21,041)	(68,467)
Net loss attributable to OHMYHOMELTD	(4,145,936)	(5,469,730)	(3,053,000)	(1,824,808)
OTHER COMPREHENSIVE LOSS
Foreign currency translation adjustment	(53,249)	(70,252)	26,156	5,880
TOTAL COMPREHENSIVE LOSS	(4,234,426)	(5,586,476)	(3,047,885)	(1,887,395)
Less: Comprehensive loss attributable to non-controlling interests	(35,241)	(46,494)	(21,041)	(68,467)
COMPREHENSIVE LOSS ATTRIBUTABLE TO OHMYHOME LIMITED	$ (4,199,185)	$ (5,539,982)	$ (3,026,844)	$ (1,818,928)
Weighted average number of ordinary shares:
Basic	17,860,622	17,860,622	16,250,000	16,250,000
Diluted	18,461,340	18,461,340	16,250,000	16,250,000
LOSS PER SHARE – BASIC AND DILUTED
Basic | (per share)	$ (0.23)	$ (0.31)	$ (0.19)	$ (0.12)
Diluted | (per share)	$ (0.23)	$ (0.30)	$ (0.19)	$ (0.12)
Independent Third Parties [Member]
Operating revenues
Total operating revenues	$ 3,397,380	$ 4,482,165
Related Parties [Member]
Operating revenues
Total operating revenues	395,913	522,328
Brokerage Services [Member]
Operating revenues
Total operating revenues	2,135,928	2,817,930	$ 3,072,060	$ 3,731,586
Cost of revenues
Total cost of revenues	(1,241,847)	(1,638,368)	(1,383,488)	(1,605,602)
Gross profit	894,082	1,179,562	1,688,572	2,125,984
Brokerage Services [Member] | Independent Third Parties [Member]
Operating revenues
Total operating revenues	2,127,590	2,806,930	3,069,160	3,475,750
Brokerage Services [Member] | Related Parties [Member]
Operating revenues
Total operating revenues	8,338	11,000	2,900	255,836
Property Management [Member]
Operating revenues
Total operating revenues	641,799	846,726
Cost of revenues
Total cost of revenues	(441,584)	(582,582)
Gross profit	200,215	264,144
Property Management [Member] | Independent Third Parties [Member]
Operating revenues
Total operating revenues	641,799	846,726
Emerging and Other Services [Member]
Operating revenues
Total operating revenues	1,015,566	1,339,837	3,953,532	650,097
Cost of revenues
Total cost of revenues	(806,405)	(1,063,891)	(3,325,190)	(390,020)
Gross profit	209,160	275,946	628,342	260,077
Emerging and Other Services [Member] | Independent Third Parties [Member]
Operating revenues
Total operating revenues	627,991	828,509	970,376	650,097
Emerging and Other Services [Member] | Related Parties [Member]
Operating revenues
Total operating revenues	387,575	$ 511,328	$ 2,983,156
Emerging and Other Services [Member] | Property Management [Member]
Operating revenues
Total operating revenues | $	$ 641,799